Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs and max exposure to loss) (Detail) - FNMA, GNMA, FHLMC VIE - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 174,268	$ 180,434
Maximum exposure to loss	174,268	180,434
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	136,280	132,692
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	136,280	132,692
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	37,988	47,742
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 37,988	$ 47,742